Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 104,861,603.54
Previously Paid Amount	0.00
Total Fee Amount	16,054.31
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 16,054.31
Narrative - Max Aggregate Offering Price	$ 104,861,603.54
Final Prospectus	true